CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Breakdown of Cash and Cash Equivalents [Abstract]
Cash	$ 137,050	$ 115,693
Money market funds	125,064	10
Time deposits	57,205	127,108
Total Cash and cash equivalents	$ 319,319	$ 242,811